Unaudited Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net income for the period		$ 2,688	$ 88	$ 4,884	$ 1,619
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income
Recognized in equity		(4)		(5)
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income
Recognized in equity			(1)		(14)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports		(5,078)	(1,102)	(4,760)	555
Recognized in equity		(8,484)	(2,406)	(8,822)	(670)
Reclassified to the statement of income		789	737	1,609	1,511
Deferred income tax		2,617	567	2,453	(286)
Unrealized gains on cash flow hedge-others
Recognized in equity					1
Unrealized gains / (losses) on cash flow hedge-others, net					1
Cumulative translation adjustments
Recognized in equity		(6,076)	(2,203)	(6,255)	(842)
Reclassified to the statement of income					37
Cumulative translation adjustments, net	[1]	(6,076)	(2,203)	(6,255)	(805)
Share of other comprehensive income in equity-accounted investments
Recognized in equity		(238)	(3)	(178)	115
Reclassified to the statement of income					22
Share of other comprehensive income in equity-accounted investments, net		(238)	(3)	(178)	137
Total other comprehensive income:		(11,396)	(3,309)	(11,198)	(126)
Total comprehensive income		(8,708)	(3,221)	(6,314)	1,493
Comprehensive income attributable to:
Shareholders of Petrobras		(8,469)	(3,196)	(6,129)	1,397
Non-controlling interests		(239)	(25)	(185)	96
Total comprehensive income		$ (8,708)	$ (3,221)	$ (6,314)	$ 1,493

[1]	Includes a US$ 213 loss (a US$ 68 loss in the first half of 2017) of cumulative translation adjustments in associates and joint ventures.